UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	4/30/07

Date of reporting period:	7/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

July 31, 2006 (Unaudited)	Columbia Core Bond Fund

		Par ($)	Value ($)*
Mortgage-Backed Securities – 33.1%
Federal Home Loan Mortgage Corp.
	5.000% 01/01/19	411,654	400,231
	5.500% 03/01/18	321,758	318,960
	5.500% 07/01/21	69,070,843	68,296,675
	6.000% 11/01/28	259,748	259,615
	7.000% 12/01/14	93,735	96,355
	7.000% 11/01/25	5,254	5,408
	7.000% 03/01/27	5,425	5,578
	7.000% 10/01/31	54,239	55,749
	7.500% 09/01/25	3,024	3,142
	8.000% 06/01/07	1,191	1,197
	8.000% 06/01/26	3,492	3,686
	8.750% 09/01/09	4,504	4,595
	8.750% 07/01/15	910	925
	9.000% 10/01/15	1,612	1,616
	9.000% 10/01/16	11,564	12,207
	9.000% 04/01/17	6,245	6,257
	9.000% 10/01/19	4,359	4,394
	9.250% 05/01/09	48,207	49,821
	9.250% 08/01/15	4,080	4,175
	9.500% 09/01/10	3,786	3,924
	9.500% 03/01/11	337	355
	9.500% 04/01/11	3,499	3,691
	9.500% 09/01/16	1,558	1,680
	9.500% 11/01/16	946	1,021
	10.000% 02/01/09	2,430	2,539
	10.000% 05/01/11	5,383	5,474
	10.000% 12/01/13	1,660	1,714
Federal National Mortgage Association
	6.000% 05/01/13	106,997	107,760
	6.000% 04/01/35	24,480,170	24,407,889
	6.120% 10/01/08	1,350,306	1,351,950
	6.500% 05/01/11	208,890	211,459
	6.500% 06/01/28	160,832	163,591
	6.500% 06/01/31	211,882	215,296
	6.500% 08/01/31	411,610	418,243
	6.500% 09/01/31	48,268	49,046
	6.565% 12/01/07	780,764	784,006
	6.600% 11/01/07	701,383	703,918
	7.000% 06/01/32	113,530	116,595
	7.500% 01/01/30	12,760	13,226

	Par ($)	Value ($)*
Mortgage-Backed Securities – (continued)
7.500% 03/01/30	19,968	20,683
8.000% 03/01/07	784	784
8.000% 02/01/30	49,272	52,091
8.000% 03/01/30	84,004	88,707
8.000% 04/01/30	109,742	115,886
8.500% 08/01/17	2,676	2,795
TBA:
5.000% 08/17/21(a)	14,700,000	14,277,199
5.000% 08/17/21(a)	8,415,000	8,170,443
5.000% 09/13/36(a)	42,214,000	39,918,614
5.500% 08/14/36(a)	107,434,000	104,311,753
5.500% 08/17/21(a)	19,154,000	18,944,494
6.000% 08/14/36(a)	20,260,000	20,127,054
6.500% 08/14/36(a)	27,555,000	27,873,591
Government National Mortgage Association
4.750% 07/20/22(b)	93,609	93,653
6.500% 03/15/13	38,065	38,742
6.500% 04/15/13	47,308	48,149
6.500% 05/15/13	49,270	50,145
6.500% 10/15/13	273,040	277,894
6.500% 11/15/13	198,726	202,259
6.500% 07/15/14	21,346	21,732
6.500% 08/15/14	108,249	110,209
6.500% 06/15/28	110,262	112,609
6.500% 01/15/29	59,701	60,962
6.500% 03/15/29	2,253	2,300
6.500% 09/15/32	62,724	63,932
7.000% 11/15/22	153,742	158,563
7.000% 10/15/23	35,705	36,842
7.000% 06/15/26	287,301	296,764
7.000% 10/15/27	33,263	34,372
7.000% 05/15/28	143,200	147,800
7.000% 06/15/28	12,459	12,859
7.000% 08/15/29	32,981	34,048
7.000% 02/15/30	14,895	15,377
7.000% 05/15/32	205,586	212,154
7.500% 04/15/26	170,089	177,439
7.500% 02/15/27	2,329	2,431
7.500% 09/15/29	55,406	57,717
7.500% 03/15/30	88,027	91,656
8.000% 06/15/25	5,864	6,218

		Par ($)	Value ($)*
Mortgage-Backed Securities – (continued)
	8.000% 10/15/25	18,818	19,955
	8.000% 01/15/26	12,555	13,321
	8.000% 02/15/26	6,707	7,117
	8.000% 05/15/26	2,283	2,423
	8.000% 06/15/26	14,514	15,400
	8.000% 03/15/27	40,461	42,924
	9.000% 03/15/08	5,157	5,282
	9.000% 11/15/08	2,760	2,826
	Total Mortgage-Backed Securities (cost of $331,504,090)		334,474,131
Corporate Fixed-Income Bonds & Notes – 26.3%
BASIC MATERIALS – 0.4%
Chemicals – 0.2%
Eastman Chemical Co.
	6.300% 11/15/18	2,051,000	1,992,797
		Chemicals Total	1,992,797
Metals & Mining – 0.2%
Inco Ltd.
	5.700% 10/15/15	2,080,000	1,982,483
	Metals & Mining Total		1,982,483
	BASIC MATERIALS TOTAL		3,975,280
COMMUNICATIONS – 2.7%
Media – 1.0%
Comcast Corp.
	5.900% 03/15/16	935,000	910,943
	6.500% 11/15/35	3,385,000	3,239,763
News America, Inc.
	6.400% 12/15/35	2,965,000	2,787,530
Time Warner Entertainment Co. LP
	8.375% 07/15/33	610,000	688,354
Viacom, Inc.
	6.875% 04/30/36(c)	2,750,000	2,637,352
		Media Total	10,263,942
Telecommunication Services – 1.7%
America Movil SA de CV
	5.750% 01/15/15	2,145,000	2,070,019
New England Telephone & Telegraph
	7.650% 06/15/07	3,000,000	3,046,017
Nextel Communications, Inc.
	6.875% 10/31/13	515,000	520,688

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Sprint Capital Corp.
	6.000% 01/15/07	1,450,000	1,452,651
	8.750% 03/15/32	1,485,000	1,808,769
Telecom Italia Capital SA
	7.200% 07/18/36	2,165,000	2,207,910
Telefonica Emisones SAU
	5.984% 06/20/11	2,245,000	2,254,889
Vodafone Group PLC
	5.750% 03/15/16	3,500,000	3,377,339
	Telecommunication Services Total		16,738,282
	COMMUNICATIONS TOTAL		27,002,224
CONSUMER CYCLICAL – 1.9%
Auto Manufacturers – 0.7%
DaimlerChrysler NA Holding Corp.
	5.780% 09/10/07(b)	5,180,000	5,195,613
	8.500% 01/18/31	1,635,000	1,888,237
	Auto Manufacturers Total		7,083,850
Home Builders – 0.3%
Centex Corp.
	6.500% 05/01/16	2,000,000	1,967,264
D.R. Horton, Inc.
	5.625% 09/15/14	1,320,000	1,213,535
	Home Builders Total		3,180,799
Lodging – 0.4%
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	3,970,000	3,703,653
	Lodging Total		3,703,653
Retail – 0.5%
CVS Corp.
	5.298% 01/11/27(c)	916,556	855,082
Federated Department Stores, Inc.
	6.900% 04/01/29	1,560,000	1,584,951
Wal-Mart Stores, Inc.
	4.125% 02/15/11	1,140,000	1,081,495

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
	7.550% 02/15/30	1,070,000	1,264,374
		Retail Total	4,785,902
	CONSUMER CYCLICAL TOTAL		18,754,204
CONSUMER NON-CYCLICAL – 2.7%
Beverages – 0.6%
Diageo Finance BV
	3.000% 12/15/06	5,000,000	4,954,320
SABMiller PLC
	6.200% 07/01/11(c)	1,245,000	1,265,960
		Beverages Total	6,220,280
Food – 1.1%
Kraft Foods, Inc.
	6.250% 06/01/12	3,055,000	3,120,102
Kroger Co.
	7.500% 04/01/31	2,325,000	2,500,484
	8.000% 09/15/29	2,000,000	2,207,604
Safeway, Inc.
	5.625% 08/15/14	2,255,000	2,172,370
Tyson Foods, Inc.
	8.250% 10/01/11	945,000	999,264
		Food Total	10,999,824
Healthcare Services – 0.3%
Aetna, Inc.
	6.000% 06/15/16	170,000	169,997
	6.625% 06/15/36	2,550,000	2,575,859
	Healthcare Services Total		2,745,856
Household Products/Wares – 0.3%
Fortune Brands, Inc.
	5.125% 01/15/11	2,100,000	2,033,857
	5.375% 01/15/16	875,000	815,624
	Household Products/Wares Total		2,849,481
Pharmaceuticals – 0.4%
Wyeth
	5.500% 02/01/14	2,000,000	1,959,724

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
	5.500% 02/15/16	2,680,000	2,596,925
	Pharmaceuticals Total		4,556,649
	CONSUMER NON-CYCLICAL TOTAL		27,372,090
DIVERSIFIED – 0.3%
Holding Companies-Diversified – 0.3%
Hutchison Whampoa International Ltd.
	6.250% 01/24/14(c)	3,000,000	3,033,972
	Holding Companies-Diversified Total		3,033,972
	DIVERSIFIED TOTAL		3,033,972
ENERGY – 1.6%
Oil & Gas – 1.5%
Amerada Hess Corp.
	7.125% 03/15/33	930,000	987,102
	7.300% 08/15/31	1,170,000	1,265,089
Marathon Oil Corp.
	6.000% 07/01/12	5,000,000	5,071,375
Nexen, Inc.
	5.875% 03/10/35	3,580,000	3,235,149
Pemex Project Funding Master Trust
	5.750% 12/15/15(c)	720,000	685,932
Qatar Petroleum
	5.579% 05/30/11(c)	1,415,000	1,415,060
Valero Energy Corp.
	6.875% 04/15/12	2,110,000	2,211,877
	Oil & Gas Total		14,871,584
Pipelines – 0.1%
Consolidated Natural Gas Co.
	5.375% 11/01/06	1,750,000	1,748,653
	Pipelines Total		1,748,653
	ENERGY TOTAL		16,620,237
FINANCIALS – 12.4%
Banks – 4.7%
Bank One Corp.
	5.900% 11/15/11	3,700,000	3,745,025
	7.875% 08/01/10	1,835,000	1,985,975
HSBC Bank USA
	3.875% 09/15/09	8,965,000	8,555,057

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Oesterreichische Kontrollbank AG
	5.125% 03/20/07	6,075,000	6,072,345
PNC Funding Corp.
	5.125% 12/14/10	1,410,000	1,386,759
Union Planters Corp.
	4.375% 12/01/10	2,035,000	1,946,895
Wachovia Corp.
	3.625% 02/17/09	4,000,000	3,829,192
	4.375% 06/01/10	2,795,000	2,694,433
	5.350% 03/15/11	4,030,000	4,005,973
Wells Fargo & Co.
	4.875% 01/12/11	8,420,000	8,224,185
	5.429% 09/15/09(b)	4,865,000	4,871,835
	Banks Total		47,317,674
Diversified Financial Services – 5.1%
American General Finance Corp.
	5.400% 12/01/15	3,505,000	3,378,645
Citigroup, Inc.
	5.300% 01/07/16	8,150,000	7,883,405
Countrywide Home Loans, Inc.
	4.125% 09/15/09	3,330,000	3,190,679
General Electric Capital Corp.
	5.449% 12/15/09(b)	8,965,000	8,988,578
	6.750% 03/15/32	4,400,000	4,785,977
Goldman Sachs Group, Inc.
	5.350% 01/15/16	1,580,000	1,512,021
	6.875% 01/15/11	2,390,000	2,498,707
HSBC Finance Corp.
	5.450% 11/16/09(b)	5,890,000	5,921,135
JPMorgan Chase & Co.
	4.600% 01/17/11	4,535,000	4,371,255
Residential Capital Corp.
	6.500% 04/17/13	4,350,000	4,327,510
SLM Corp.
	5.695% 07/25/08(b)	4,345,000	4,361,324
	Diversified Financial Services Total		51,219,236
Insurance – 1.1%
Hartford Life Global Funding Trusts
	5.499% 09/15/09(b)	4,355,000	4,367,150
ING Groep NV
	5.775% 12/29/49(b)	3,985,000	3,822,711

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Prudential Financial, Inc.
	4.750% 04/01/14	2,900,000	2,703,334
	Insurance Total		10,893,195
Real Estate Investment Trusts (REITs) – 1.0%
Archstone-Smith Trust
	5.750% 03/15/16	3,860,000	3,770,100
Health Care Property Investors, Inc.
	7.072% 06/08/15	1,585,000	1,673,554
Simon Property Group LP
	5.450% 03/15/13	3,555,000	3,475,347
	5.750% 12/01/15	1,000,000	979,435
	Real Estate Investment Trusts (REITs) Total		9,898,436
Savings & Loans – 0.5%
Washington Mutual Bank
	5.125% 01/15/15	3,310,000	3,097,167
	6.750% 05/20/36	2,550,000	2,595,874
	Savings & Loans Total		5,693,041
	FINANCIALS TOTAL		125,021,582
INDUSTRIALS – 0.8%
Aerospace & Defense – 0.3%
Raytheon Co.
	7.200% 08/15/27	3,000,000	3,341,934
	Aerospace & Defense Total		3,341,934
Transportation – 0.5%
Burlington Northern Santa Fe Corp.
	7.950% 08/15/30	1,200,000	1,457,137
Union Pacific Corp.
	4.875% 01/15/15	1,300,000	1,220,886
	6.650% 01/15/11	2,420,000	2,518,175
	Transportation Total		5,196,198
	INDUSTRIALS TOTAL		8,538,132
UTILITIES – 3.5%
Electric – 3.0%
Alabama Power Co.
	5.700% 02/15/33	1,465,000	1,390,241
American Electric Power Co., Inc.
	5.250% 06/01/15	3,035,000	2,868,752

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Carolina Power & Light Co.
	5.125% 09/15/13	1,445,000	1,391,213
Consolidated Edison Co. of New York
	7.150% 12/01/09	2,530,000	2,654,792
Dominion Resources, Inc.
	5.790% 09/28/07(b)	3,135,000	3,137,267
Hydro Quebec
	8.500% 12/01/29	2,115,000	2,836,515
MidAmerican Energy Holdings Co.
	5.875% 10/01/12	2,855,000	2,855,611
Progress Energy, Inc.
	7.750% 03/01/31	2,555,000	2,933,748
Southern California Edison Co.
	5.000% 01/15/14	1,250,000	1,192,411
	5.000% 01/15/16	2,500,000	2,349,222
TransAlta Corp.
	5.750% 12/15/13	1,500,000	1,458,796
TXU Electric Delivery Co.
	7.000% 09/01/22	2,850,000	2,987,721
Virginia Electric & Power Co.
	5.375% 02/01/07	1,575,000	1,572,775
	Electric Total		29,629,064
Gas – 0.5%
Atmos Energy Corp.
	4.950% 10/15/14	3,475,000	3,201,041
Southern California Gas Co.
	5.401% 12/01/09(b)	2,080,000	2,083,316
	Gas Total		5,284,357
	UTILITIES TOTAL		34,913,421
	Total Corporate Fixed-Income Bonds & Notes (cost of $269,931,587)		265,231,142
Government & Agency Obligations – 18.8%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – 2.4%
Federal National Mortgage Association
	4.875% 04/15/09	20,000,000	19,825,620
	5.000% 03/15/16	800,000	776,255

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	5.375% 08/15/09	3,500,000	3,515,848
	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		24,117,723
FOREIGN GOVERNMENT OBLIGATIONS – 2.3%
Export Development of Canada
	4.000% 08/01/07	2,325,000	2,295,470
Province of British Columbia
	5.375% 10/29/08	3,000,000	3,011,082
Province of New Brunswick
	3.500% 10/23/07	4,150,000	4,058,223
Province of Quebec
	5.000% 07/17/09	2,000,000	1,983,462
	5.000% 03/01/16	5,725,000	5,481,350
Republic of Finland
	4.750% 03/06/07	2,145,000	2,134,942
Republic of South Africa
	6.500% 06/02/14	1,165,000	1,195,290
United Mexican States
	6.625% 03/03/15	2,855,000	2,976,337
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL		23,136,156
U.S. GOVERNMENT AGENCIES – 10.0%
Federal Farm Credit Bank
	4.050% 12/15/08	5,000,000	4,866,625
Federal Home Loan Bank
	4.125% 10/19/07	1,400,000	1,379,811
	4.850% 02/15/08	4,610,000	4,573,337
Federal Home Loan Mortgage Corp.

	3.600% 07/07/10	1,600,000	1,505,824
	3.625% 06/10/10	3,000,000	2,829,465
	4.125% 05/12/10	6,000,000	5,769,486
	4.150% 05/05/10	5,000,000	4,813,200
	5.000% 01/30/14	5,075,000	4,922,989
	5.000% 11/13/14	3,900,000	3,754,093
	5.250% 05/21/09	6,500,000	6,504,946
	5.750% 06/27/16	3,000,000	3,034,095
	6.000% 06/15/11	3,095,000	3,189,580
	6.000% 06/27/11	30,685,000	30,757,754
Federal National Mortgage Association
	2.500% 01/30/07	2,000,000	1,971,054

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
	4.125% 04/28/10	3,000,000	2,886,039
	4.300% 06/30/08	1,300,000	1,277,466
	5.800% 02/09/26	8,710,000	8,479,020
	6.000% 05/15/11	330,000	339,937
	6.000% 04/18/36	6,200,000	6,149,551
	6.250% 05/15/29	1,500,000	1,644,988
	U.S. GOVERNMENT AGENCIES TOTAL		100,649,260
U.S. GOVERNMENT OBLIGATIONS – 4.1%
U.S. Treasury Bonds
	5.375% 02/15/31	18,197,000	18,815,407
U.S. Treasury Inflation Index Notes
	2.000% 01/15/14	1,917,580	1,864,097
	3.625% 01/15/08	1,065,254	1,082,023
U.S. Treasury Notes
	4.000% 03/15/10	400,000	387,969
	4.375% 12/15/10	1,335,000	1,307,205
	4.875% 04/30/08(d)	6,940,000	6,924,545
	4.875% 04/30/11	7,062,000	7,048,208
	5.125% 05/15/16	4,075,000	4,117,343
	U.S. GOVERNMENT OBLIGATIONS TOTAL		41,546,797
	Total Government & Agency Obligations (cost of $190,509,703)		189,449,936
Asset-Backed Securities – 16.0%
ACE Securities Corp.
	5.515% 05/25/36(b)	3,050,000	3,050,447
BMW Vehicle Owner Trust
	2.530% 02/25/08	1,799,621	1,795,964
Centex Home Equity
	5.655% 10/25/35(b)	3,600,000	3,601,730
Citibank Credit Card Issuance Trust
	2.550% 01/20/09	5,000,000	4,934,013
Citibank Credit Card Master Trust I
	5.875% 03/10/11	4,000,000	4,052,066
Countrywide Asset-Backed Certificates
	5.460% 06/25/21(b)	10,069,406	10,069,248
	5.520% 01/25/37(b)	8,500,000	8,504,073
Countrywide Home Equity Loan Trust
	5.589% 01/15/34(b)	1,971,577	1,973,902
DaimlerChrysler Auto Trust
	3.090% 01/08/08	540,882	540,553

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Equity One ABS, Inc.
	5.725% 07/25/34(b)	927,326	931,029
Fremont Home Loan Trust
	5.485% 05/25/36(b)	4,000,000	3,999,931
	5.495% 02/25/36(b)	6,925,000	6,924,882
GSAA Trust
	4.651% 04/25/34(b)	1,383,149	1,375,345
Indymac Seconds Asset Backed Trust
	5.515% 06/25/36(b)	3,782,454	3,782,394
JPMorgan Mortgage Acquisition Corp.
	5.505% 04/25/36(b)	5,500,000	5,499,906
Long Beach Mortgage Loan Trust
	5.485% 05/25/36(b)	3,425,000	3,424,941
MBNA Credit Card Master Note Trust
	4.950% 06/15/09(e)	2,750,000	2,745,858
Nomura Home Equity Loan, Inc.
	5.505% 03/25/36(b)	2,000,000	1,999,965
Oakwood Mortgage Investors, Inc.
	7.100% 08/15/27	815,567	819,031
Onyx Acceptance Grantor Trust
	3.890% 02/15/11	2,000,000	1,965,903
Origen Manufactured Housing
	4.490% 05/15/18	1,100,000	1,076,411
Renaissance Home Equity Loan Trust
	5.565% 02/25/36(b)	7,770,000	7,727,953
Residential Asset Mortgage Products, Inc.
	3.052% 06/25/29	619,690	616,802
	4.480% 09/25/29(b)	4,887,925	4,853,726
	5.455% 05/25/36(b)	7,748,659	7,749,203
Residential Asset Securities Corp.
	5.433% 06/25/36(b)	3,000,000	2,999,948
Residential Funding Mortgage Securities II, Inc.
	4.700% 08/25/34	1,715,000	1,685,071
Small Business Administration
	4.340% 03/01/24	2,672,992	2,475,741
	4.500% 03/01/23	3,513,239	3,308,532
	4.890% 09/01/22	1,785,883	1,725,781
	5.110% 04/01/25	3,743,009	3,628,144
	5.180% 05/01/24	4,405,172	4,302,755
	5.240% 08/01/23	2,162,349	2,125,973

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
	5.310% 08/01/22	3,062,866	3,030,110
	5.520% 06/01/24	3,538,601	3,524,846
Small Business Administration Participation Certificates
	5.570% 03/01/26	2,721,000	2,707,093
Soundview Home Equity Loan Trust
	5.475% 07/25/36(b)	8,500,000	8,499,851
	5.575% 11/25/35(b)	9,507,257	9,507,257
Wells Fargo Financial Auto Owner Trust
	2.670% 08/16/10	7,270,000	7,119,670
WFS Financial Owner Trust
	2.410% 12/20/10	3,526,631	3,479,101
	2.810% 08/22/11	8,125,000	7,945,039
	Total Asset-Backed Securities (cost of $163,429,335)		162,080,188

		Shares
Commercial Mortgage-Backed Securities – 6.9%
Bear Stearns Commercial Mortgage Securities
	5.751% 09/11/38(b)	7,500,000	7,553,654
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.448% 01/15/46(b)	6,525,000	6,388,001
CS First Boston Mortgage Securities Corp.
	5.100% 08/15/38(b)	5,240,000	4,983,430
	5.230% 12/15/40(b)	6,080,000	5,845,786
	5.557% 02/15/39(b)	6,900,000	6,816,848
GS Mortgage Securities Corp. II
	4.782% 07/10/39	6,015,000	5,608,821
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.134% 10/15/37	5,442,463	5,203,814
	5.300% 12/15/44(b)	5,735,000	5,580,972
	5.565% 04/15/43	5,700,000	5,603,901
	5.855% 06/12/43(b)	6,700,000	6,760,766
	5.876% 04/15/45(b)	4,645,000	4,707,010
LB-UBS Commercial Mortgage Trust
	5.124% 11/15/32(b)	4,550,000	4,424,759
	Total Commercial Mortgage-Backed Securities (cost of $71,061,831)		69,477,762

		Par ($)	Value ($)
Collateralized Mortgage Obligations – 6.8%
AGENCY – 1.9%
Federal Home Loan Mortgage Corp.
	4.000% 05/15/14	3,250,000	3,171,781
	4.000% 09/15/15	2,900,000	2,805,350
	4.500% 02/15/27	440,000	426,475
	4.500% 07/15/27	1,370,000	1,327,979
	4.500% 08/15/28	500,000	475,659
	5.000% 08/15/16	1,904,016	1,885,526
	5.000% 06/15/26	1,400,000	1,380,856
Federal National Mortgage Association
	4.000% 01/25/16	1,390,000	1,327,077
	4.500% 11/25/14	440,000	429,064
	5.000% 07/25/16	1,613,018	1,594,978
	5.500% 09/25/35	4,310,687	4,249,947
	6.000% 12/25/16	172,504	173,568
	AGENCY TOTAL		19,248,260
NON-AGENCY – 4.9%
American Home Mortgage Investment Trust
	5.495% 06/25/36(b)	10,000,000	9,999,219
Chaseflex Trust
	5.500% 02/25/35	3,947,340	3,868,161
	5.500% 06/25/35	4,697,900	4,650,538
Citigroup Mortgage Loan Trust, Inc.
	5.598% 03/25/36	1,900,000	1,873,760
Countrywide Alternative Loan Trust
	5.000% 07/25/35	3,209,928	3,128,028
	5.250% 03/25/35	3,857,168	3,780,438
First Horizon Alternative Mortgage Securities
	6.000% 01/25/35	3,074,600	3,000,614
GSAA Trust
	3.519% 11/25/33	2,850,756	2,809,972
JPMorgan Mortgage Trust
	4.974% 07/25/34(b)	3,236,193	3,149,304
Morgan Stanley Mortgage Loan Trust
	5.555% 08/25/36(b)	9,000,000	9,000,000
Residential Accredit Loans, Inc.
	5.500% 02/25/35	3,828,479	3,762,343

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON-AGENCY – (continued)
Rural Housing Trust
	6.330% 04/01/26	232,706	230,076
	NON-AGENCY TOTAL		49,252,453
	Total Collateralized Mortgage Obligations (cost of $69,799,954)		68,500,713
Short-Term Obligations – 14.5%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 14.2%
Federal Home Loan Bank
	4.930% 08/15/06	42,042,000	41,961,396
	5.140% 08/11/06	93,955,000	93,820,853
	5.170% 08/01/06	7,635,000	7,635,000
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		143,417,249
REPURCHASE AGREEMENTS – 0.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/06, due 08/01/06 at 5.160%, collateralized by a U.S. Treasury Note maturing 02/28/11, market value of $2,573,213 (repurchase proceeds $2,519,361)	2,604,000	2,604,000
	REPURCHASE AGREEMENTS TOTAL		2,604,000
	Total Short-Term Obligations (cost of $146,021,249)		146,021,249

Total Investments – 122.4% (cost of $1,242,257,749)(f)(g)	1,235,235,121

Other Assets & Liabilities, Net – (22.4)%	(226,267,538)

Net Assets – 100.0%	1,008,967,583

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Security, or a portion thereof, purchased on a delayed delivery basis.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2006.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities, which are not illiquid, amounted to $9,893,358, which represents 1.0% of net assets.

(d)	A portion of this security with a market value of $698,441 is pledged as collateral for open futures contracts.

(e)	Investments in affiliates for the period ended July 31, 2006:
Security name: MBNA Credit Card Master Note Trust, 4.950% 06/15/09
	Par as of 7/31/06:	$2,750,000
	Net realized gain/loss:	$-
	Interest income earned:	$34,031
	Value at end of period:	$2,745,858

(f)	Cost for federal income tax purposes is $1,242,634,182.

(g)	Unrealized appreciation and depreciation at July 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$6,017,423	$(13,416,484)	$(7,399,061)

At July 31, 2006, the Fund held the following open long futures contract:

	Number of		Aggregate	Settlement	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10-Year U. S. Treasury Notes	435	$46,123,594	$45,607,604	Sept-2006	$515,990

Acronym	Name

TBA	To Be Announced

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)		Columbia Funds Series Trust I

By (Signature and Title)	/s/	Christopher L. Wilson
Christopher L. Wilson, President

Date		September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/	Christopher L. Wilson
Christopher L. Wilson, President

Date		September 28, 2006

By (Signature and Title)	/s/	J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date		September 28, 2006